Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following presents our investments in equity method investments as at June 30, 2025:

In $ millions	Perfomex	Perfomex II	Borr Total
Balance as of December 31, 2024	9.1	5.4	14.5
Equity share in loss of investee	(2.0)	—	(2.0)
Balance as of June 30, 2025	7.1	5.4	12.5